Schedule of future minimum payments under operating and finance leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating Leases, Year December 31, 2025	$ 10,263
Finance Leases, Year December 31, 2025	13,975
Operating Leases, Year December 31, 2026	7,888
Finance Leases, Year December 31, 2026	13,975
Operating Leases, Year December 31, 2027
Finance Leases, Year December 31, 2027	13,975
Operating Leases, Year December 31, 2028
Finance Leases, Year December 31, 2028	13,975
Operating Leases, Year December 31, 2029
Finance Leases, Year December 31, 2029	13,975
Operating Leases, Thereafter
Finance Leases, Thereafter	6,597
Operating Leases, Total	18,151
Finance Leases, Total	76,472
Operating Leases, Less: Interest	(1,364)
Finance Leases, Less: Interest	(8,860)
Operating Leases, Present value of lease liabilities	16,787	$ 22,981
Finance Leases, Present value of lease liabilities	$ 67,612	$ 75,666